Leases - Additional Information (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Lease Liabilities [Line Items]
Average incremental borrowing rate applied to the lease liabilities	7.77%		7.77%
Depreciation expense	€ 116,960	€ 100,000	€ 174,799
Cash outflow for leases	100,000	100,000
Total expense related to short-term and low-value leases	€ 100,000	€ 100,000
United States
Disclosure Of Lease Liabilities [Line Items]
Average incremental borrowing rate applied to the lease liabilities	6.39%		6.39%